LEASES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lessee Disclosure [Abstract]
Operating lease expenses	$ 775	$ 800	$ 884
Variable payments as CPI	79	61	37
Cash paid for amounts included in measurement of lease liabilities	$ 761	$ 852	$ 959